Trade Payables and Other Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other liabilities [line items]
Deferred consideration	€ 187	€ 511
Balance for deferred contingent consideration	142	€ 445
Maximum possible total payment	1,082
Non-cash credit to operating profit	277
Blueair [member]
Disclosure of trade and other liabilities [line items]
Non-cash credit to operating profit	277
cash payment for contingent consideration	€ 122